Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2012
Earnings Per Share
Schedule of computation of basic and diluted net (loss) income per share

The following table sets forth the computation of basic and diluted net (loss) income per share (in millions, except per share data):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010
Numerator:
(Loss) income from continuing operations, net of tax	$(26.1)	$78.7	$(51.2)
(Loss) from discontinued operations, net of tax	(29.5)	(7.1)	(10.6)
Net (loss) income	$(55.6)	$71.6	$(61.8)

Denominator:
Weighted-average number of common shares outstanding
Basic	230.0	224.4	218.9
Effect of dilutive securities from stock-based benefit plans	—	8.2	—
Diluted	230.0	232.6	218.9

(Loss) income from continuing operations, net of tax - basic	$(0.11)	$0.35	$(0.23)
(Loss) from discontinued operations, net of tax - basic	(0.13)	(0.03)	(0.05)
Net (loss) income - basic	$(0.24)	$0.32	$(0.28)

(Loss) income from continuing operations, net of tax - diluted	$(0.11)	$0.34	$(0.23)
(Loss) from discontinued operations, net of tax - diluted	(0.13)	(0.03)	(0.05)
Net (loss) income - diluted	$(0.24)	$0.31	$(0.28)

Schedule of weighted average potentially dilutive securities excluded from the computation because their effect would have been anti-dilutive

The following table sets forth the weighted-average potentially dilutive securities excluded from the computation of the diluted (loss) income per share because their effect would have been anti-dilutive (in millions):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010
Stock options and ESPP	9.9	3.8	18.9
Restricted shares and stock units	7.7	—	6.4
Total potentially dilutive securities	17.6	3.8	25.3